Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 6,115	$ 2,958
Less: allowance for doubtful accounts	(661)	(158)
Accounts receivable, net	$ 5,454	$ 2,800